PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Balance	$ 1,213
Balance	1,472	$ 1,213
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance	4,338	3,824
Additions	716	514
Balance	5,054	4,338
Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Balance	3,125	2,802
Depreciation	457	323
Balance	3,582	3,125
Computers and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance	314
Balance	393	314
Computers and equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance	2,009	1,947
Additions	137	62
Balance	2,146	2,009
Computers and equipment | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Balance	1,695	1,632
Depreciation	58	63
Balance	1,753	1,695
Equipment and devices for leasing and for internal use
Disclosure of detailed information about property, plant and equipment [line items]
Balance	673
Balance	866	673
Equipment and devices for leasing and for internal use | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance	1,527	1,093
Additions	574	434
Balance	2,101	1,527
Equipment and devices for leasing and for internal use | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Balance	854	649
Depreciation	381	205
Balance	1,235	854
Office furniture and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance	131
Balance	121	131
Office furniture and equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance	476	467
Additions	5	9
Balance	481	476
Office furniture and equipment | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Balance	345	319
Depreciation	15	26
Balance	360	345
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Balance	95
Balance	92	95
Leasehold improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance	326	317
Additions		9
Balance	326	326
Leasehold improvements | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Balance	231	202
Depreciation	3	29
Balance	$ 234	$ 231